Income Tax - Loss before taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Domestic	$ (83,768)	$ (45,319)	$ (217,330)
Foreign	(15,693)	(11,694)	(12,348)
Loss before taxes on income	$ (99,461)	$ (57,013)	$ (229,678)